Derivative Financial Instruments - Schedule of Changes in Other Comprehensive Loss (Cash Flow Hedge Reserve) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the year	R$ (153,969)	R$ (14,688)
Balance at the end of the year	(159,261)	(153,969)	R$ (14,688)
Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the year	(153,969)	(14,688)	(33,785)
Transactions settled during the period	4,389	6,444	6,435
New transactions recognized in income statement	(7,353)	(215,765)
Fair value adjustment	(2,328)	70,040	12,662
Balance at the end of the year	R$ (159,261)	R$ (153,969)	R$ (14,688)